Investments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Schedule of Investment

	As at March 31,
	2020		2021
Non-current
Financial instruments at FVTOCI
Equity instruments	₹	9,297	₹	10,572
Financial instruments at amortized cost
Inter corporate and term deposits *		5		4

	₹	9,302	₹	10,576
Current
Financial instruments at FVTPL
Investments in liquid and short-term mutual funds	₹	14,795	₹	23,502
Financial instruments at FVTOCI
Commercial paper, Certificate of deposits and bonds		155,587		131,382
Financial instruments at amortized cost
Inter corporate and term deposits*		19,253		20,823

	₹	189,635	₹	175,707

Total	₹	198,937	₹	186,283

*
These deposits earn a fixed rate of interest. Term deposits include non-current
and current deposits in lien with banks primarily on account of term deposits held as margin money deposits against guarantees amounting to
₹
 4 and
₹
 615, respectively (March 31, 2020: Term deposits
non-current
of
₹
 5 and Term deposits current of
₹
 796).

Summary of Financial Information in Respect of Investments Accounted for Using Equity Method
The Company has no material associates as at March 31, 2020 and 2021. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2020		2021
Carrying amount of the Company’s interest in associates accounted for using the equity method	₹	1,383	₹	1,464

	For the year ended March 31,
	2019	2020		2021
Company’s share of net profit /(loss) of associates accounted for using the equity method in consolidated statement of income	₹ (43)	₹	29	₹	130

Summary of Equity Method Investments
Details of investments in equity instruments- classified as FVTOCI

	Carrying value
	As at March 31,
Particulars	2020		2021
Non-current
Ensono Holdings, LLC	₹	2,733	₹	2,665
TLV Partners		567		804
Immuta, Inc.		—		714
Tricentis Corporatio n		588		674
IntSights Cyber Intelligence Limited		641		620
Vectra Networks, Inc		582		562
Incorta Inc, Ltd.		529		512
YugaByte, Inc.		—		494
Tradeshift Inc.		510		367
Harte Hanks Inc.		119		319
Vicarious FPC, Inc.		244		309
TLV Partners II, L.P.		190		295
Avaamo Inc.		260		252
B Capital Fund II, L.P.		118		220
Vulcan Cyber Ltd.		—		219
CyCognito		99		216
Moogsoft (Herd) Inc.		227		179
Work-Bench Ventures II-A, LP		118		170
Boldstart Ventures IV, L.P.		49		156
Sealights Technologies Ltd		151		146
CloudKnox Security Inc.		151		146
Headspin Inc		849		140
Glilot Capital Partners III L.P.		28		87
Boldstart Opportunities II, L.P.		—		79
TLV Partners III, L,P.		14		73
Wep Peripherals Ltd.		68		60
Altizon Systems Private Limited		38		38
Wep Solutions Limited		27		26
Drivestream India Private Limited		19		19
Work-Bench Ventures III-A, LP		—		11
CloudGenix		378		—

Total	₹	9,297	₹	10,572